Group information	12 Months Ended
Mar. 31, 2022
Group Information
Group information

6. Group information

The consolidated financial statements of the Group includes:

Information about group subsidiaries

			% Equity interest
Name	Principal activities	Country of incorporation	March 31, 2021		March 31, 2022
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	**	100	**
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Limited (formerly known as Yatra Online Private Limited)	Travel & Travel related services	India	98.63	*	98.55	*
Yatra Corporate Hotel Solutions P. Ltd.	Travel & Travel related services	India	98.63	*	98.55	*
TSI Yatra Private Limited	Travel & Travel related services	India	98.63	*	98.55	*
Yatra TG Stays Private Limited	Travel & Travel related services	India	98.63	*	98.55	*
Yatra Hotel Solutions Private Limited	Travel & Travel related services	India	98.63	*	98.55	*
Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)	Travel & Travel related services	India	98.63	*	98.55	*
Travel.Co.In Private Limited (formerly known as Travel.Co.In Limited (TCIL))	Travel & Travel related services	India	98.63	*	98.55	*
Yatra Online Freight Services Private Limited	Freight forwarding services	India	98.63	*/***	98.55	*/***

* Remaining shares of 1.45% (March 31, 2021: 1.37%) are held by the minority shareholder as at March 31, 2022. Refer to note 29.

** Includes 20.93% (March 31, 2021: 21.08%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2021, MIHI LLC (Macquarie Group Ltd.), Class F shareholder of Yatra USA Corp has exchanged 1,083,281 Class F Shares with the Ordinary Shares of Yatra Online, Inc. Also, 1,060,781 Class F shares held by MIHI LLC (Macquarie Group Ltd.) in Yatra Online, Inc. have been converted into Ordinary Shares thereof at 0.00001 conversion ratio. During the year ended March 31, 2022, George Brokaw, Class F shareholder of Yatra USA Corp has exchanged 15,000 Class F Shares with the Ordinary Shares of Yatra Online, Inc..Refer to Note 29.

***On August 5, 2020, Yatra Online Freight Services Private Limited was incorporated with principal activity of Freight forwarding services. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited) holds all of the outstanding shares of Yatra Online Freight Services Private Limited.

Joint Venture

The group has a 50% interest in Adventure and Nature Network Pvt. Ltd. (March 31, 2021: 50%). For more detail, refer to Note 14.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)